Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Summary of Redeemable Non-Controlling Interest Activities

RMB
Balance as of January 1, 2020	44,896,428

Less: Comprehensive loss attributable to redeemable non-controlling interests during the year	(2,582,632)
Accretion of redeemable non-controlling interests	6,184,572

Balance as of December 31, 2020	48,498,368

Less: Comprehensive loss attributable to redeemable non-controlling interests during the period	(714,121)
Accretion of redeemable non-controlling interests	2,283,089

Balance as of June 2, 2021	50,067,336

Summary of Calculation of Company's Disposal Gain
Upon the disposal of Muhua Shangce, the Company recorded a gain amounting to RMB33,542,154 for the year ended December 31, 2021. The calculation of the Company’s disposal gain is included in the following.

RMB
Cash consideration received from the disposal of Muhua Shangce	—
Add: Carrying value of redeemable non-controlling interests in Muhua Shangce	25,757,003
Add: Carrying value of non-redeemable non-controlling interests of Muhua Shangce	(4,423,059)
Subtotal	21,333,944
Less: Carrying value of net liabilities before disposal	(12,208,210)

Gain from the disposal of Muhua Shangce	33,542,154